AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2019

	Shares	Value		Shares		Value
Short-Term Investments - 102.2%			Total Investments - 102.2%
Other Investment Companies - 102.2%			(Cost $65,699,665)			$65,699,665
Dreyfus Government Cash Management Fund,			Other Assets, less Liabilities - (2.2)%			(1,382,918)
Institutional Shares, 1.85% [1]	21,680,890	$21,680,890	Net Assets - 100.0%			$64,316,747
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
1.90% [1]	21,680,889	21,680,889
JPMorgan U. S. Government Money Market Fund,
IM Shares, 1.87% [1]	22,337,886	22,337,886
Total Short-Term Investments
(Cost $65,699,665)		65,699,665

[1] Yield shown represents the September 30, 2019, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2019:
			Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies			$65,699,665	—	—	$65,699,665
Total Investments in Securities			$65,699,665	—	—	$65,699,665

For the period ended September 30, 2019, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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